Income Taxes	12 Months Ended
Dec. 31, 2011
Income Taxes

9. Income Taxes:

The continuing operations provision (benefit) for income taxes for 2009, 2010 and 2011 consisted of the following (in millions):

	2009	2010	2011
Current:
Federal	$(18)	$(41)	$(26)
State	8	3	4
Foreign	51	53	62

	41	15	40

Deferred:
Federal	(131)	(63)	(103)
State	3	(8)	(39)
Foreign	(29)	(12)	(16)

	(157)	(83)	(158)

	$(116)	$(68)	$(118)

Income (loss) from continuing operations before income taxes for 2009, 2010 and 2011 consisted of the following (in millions):

	2009	2010	2011
U.S. operations	$(1,352)	$(641)	$(341)
Foreign operations	51	159	150

	$(1,301)	$(482)	$(191)

Differences between income tax expense (benefit) at the U.S. federal statutory income tax rate and the Company’s continuing operations effective income tax rate for 2009, 2010 and 2011 were as follows (in millions):

	2009	2010	2011
Tax at federal statutory rate	$(455)	$(169)	$(67)
State income taxes, net of federal benefit	9	3	(6)
Foreign taxes, net of U.S. foreign tax credit(1)	(12)	(6)	(20)
Tax rate changes	(1)	(13)	(31	)(2)
Nondeductible goodwill impairment charge	343	68	17
Nondeductible expenses	3	5	6
Change in tax positions	(1)	—	(1)
Research and development credit	(1)	(2)	(3)
U.S. income taxes on non-U.S. unremitted earnings	3	45	(11)
Other, net	(4)	1	(2)

	$(116)	$(68)	$(118)

Effective income tax rate	9%	14%	62%

(1)	Includes favorable adjustments in 2009 and 2011 of $12 million and $4 million, respectively, related to foreign tax credits not previously recognized. Also includes $5 million, $6 million and $8 million in 2009, 2010 and 2011, respectively, related to benefits of a temporary reduction in statutory tax rates. These temporary tax rates will expire between 2012 and 2024.

(2)	During 2011, the Company determined that a 2009 adjustment was incorrect and reversed it, thereby increasing the deferred tax liability and goodwill balances. The Company recorded an income tax benefit of $35 million reflecting the amortization of the deferred income tax liability which benefit would have been reflected in the statement of comprehensive income had the 2009 adjustment not been made (see goodwill discussion in Note 1).

Deferred income taxes are recorded based upon differences between financial statement and tax bases of assets and liabilities. Deferred income tax assets and liabilities at December 31, 2010 and 2011 consisted of the following (in millions):

	December 31, 2010	December 31, 2011
Current:
Accounts receivable	$12	$14
Accrued expenses, net	7	9
Tax credit carryforwards	—	55
Outside basis difference	—	(135)

Total current deferred income tax asset (liability)	19	(57)
Valuation allowance	(7)	(14)

Net current deferred income tax asset (liability)	12	(71)
Less: amounts classified as held for sale	(5)	(5)

Net current deferred income tax asset (liability) – continuing operations	$7	$(76)

Long-term:
Property and equipment	$29	$7
Intangible assets	(1,319)	(1,302)
Net operating loss carry-forwards	111	111
Tax credit carryforwards	25	—
Stock compensation	50	60
U.S. income taxes on non-U.S. unremitted earnings	(52)	(40)
Other, net	10	(2)

Total long-term deferred income tax liability	(1,146)	(1,166)
Valuation allowance	(63)	(52)

Net long-term deferred income tax liability	(1,209)	(1,218)
Less: amounts classified as held for sale	103	99

Net long-term deferred income tax liability – continuing operations	$(1,106)	$(1,119)

The deferred income tax assets and liabilities include amounts classified as held for sale on the face of the financial statements.

The Company recorded a $135 million deferred tax liability as of December 31, 2011 related to the book-over-tax basis difference in a Higher Education subsidiary. The deferred tax provision is reflected in discontinued operations.

As of December 31, 2011 the gross net operating loss carryforwards, totaling $890 million, are primarily U.S. state of $579 million, U.S. federal of $124 million and foreign of $187 million. These tax loss carryforwards expire between 2012 and 2031 and utilization is limited in certain jurisdictions. Foreign losses of $22 million are subject to a separate return limitation. The tax benefit of the net operating loss carryforwards of $111 million consists of U.S. state of $19 million, U.S. federal of $44 million and foreign of $48 million. The Company recorded the benefit of net operating loss carryforwards of $7 million, $10 million and $9 million in 2009, 2010 and 2011, respectively. The valuation allowance for deferred tax assets of $70 million and $66 million as of December 31, 2010 and 2011, respectively, relate principally to the uncertainty of the utilization of certain tax loss carryforwards in various jurisdictions.

Foreign tax credit carryforwards of $25 million and $30 million generated in 2010 and 2011, respectively, can be carried forward up to 10 years and expire in 2020 and 2021.

A reconciliation of the beginning and ending amount of unrecognized tax benefits follows (in millions):

	2009	2010	2011
Balance at beginning of year	$38	$38	$37
Additions for tax positions of prior years	2	17	1
Reductions for tax positions of prior years	(4)	(4)	(1)
Additions for tax positions of current year	5	4	2
Settlements for tax positions of prior years	(3)	(18)	(17)

Balance at end of year	$38	$37	$22

As of December 31, 2011 the Company had unrecognized tax benefits of approximately $22 million which if recognized would affect the effective tax rate. Included in the balance of unrecognized tax benefits at December 31, 2011 is approximately $2 million (net of state benefit) of accrued interest and penalties. The Company recognizes interest and penalties related to uncertain tax positions in income tax expense.

Tax years after 2006 remain open for audit by the Internal Revenue Service. In addition, tax years after 2003 remain open for audit by various state, local and foreign jurisdictions. The Company anticipates that it is reasonably possible that between $0 and $17 million of unrecognized tax benefits may be resolved within the next 12 months.

During the fourth quarter of 2010, the Company determined that it could no longer conclude that the earnings of all its foreign subsidiaries could be expected to be permanently reinvested outside the U.S. The recognition of U.S. income tax is required when earnings of the foreign subsidiaries are no longer considered permanently reinvested outside the U.S. As of December 31, 2010 and 2011, the Company provided a deferred income tax liability of approximately $52 million and $40 million, respectively for non-U.S. withholding and U.S. income taxes associated with the future repatriation of earnings for certain non-U.S. subsidiaries.